Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information [Abstract]
Schedule of revenue derived from services
Years ended December 31,	2020	2019	2018
Broadcast	$411,407	$444,478	$455,125
Enterprise	389,696	444,732	428,226
Consulting and other	19,365	21,683	19,581
Revenue	$820,468	$910,893	$902,932

Schedule of equipment sales within services
Years ended December 31,	2020	2019	2018
Broadcast	$1,300	$233	$315
Enterprise	13,693	8,323	23,639
Total equipment sales	$14,993	$8,556	$23,954

Schedule of geographic regions
Years ended December 31,	2020	2019	2018
Canada	$362,939	$395,235	$417,692
United States	307,433	329,634	318,779
Europe, Middle East & Africa	44,710	50,911	61,317
Latin America & Caribbean	64,024	73,120	75,011
Asia & Australia	41,362	61,993	30,133
Revenue	$820,468	$910,893	$902,932
As at December 31,	2020	2019
Canada	$624,303	$682,518
Europe, Middle East & Africa	619,959	685,562
United States	71,659	88,360
All others	2,605	2,493
Satellites, property and other equipment	$1,318,526	$1,458,933
As at December 31,	2020	2019
Canada	$718,880	$733,880
United States	38,448	39,395
Latin America & Caribbean	15,114	21,908
All others	6,748	7,608
Intangible assets	$779,190	$802,791
As at December 31	2020	2019
Canada	$9,470	$7,624
Europe, Middle East & Africa	452	640
Other long-term assets	$9,922	$8,264